DISCONTINUED OPERATIONS - Statement of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net loss from discontinue operation	¥ (368,156)	$ (56,422)	¥ (391,770)	¥ (401,145)
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Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenue	2,200,559	337,250	2,817,202	2,845,002
Cost of revenue	(1,918,462)	(294,018)	(2,495,503)	(2,589,883)
Gross profit	282,097	43,232	321,699	255,119
Selling expenses	(444,845)	(68,175)	(498,975)	(522,872)
General and administrative expenses	(171,454)	(26,276)	(176,827)	(134,033)
Research and development expenses	(32,319)	(4,953)	(39,158)
Total operating expenses	(648,618)	(99,404)	(714,960)	(656,905)
Loss from discontinued operations	(366,521)	(56,172)	(393,261)	(401,786)
Foreign exchange gain(loss)	(3,715)	(569)	(2,045)	1,091
Other income	4,511	691	6,452	3,007
Other expense	(3,916)	(600)	(4,653)	(2,070)
Loss before income tax and share of net loss of equity investees	(369,641)	(56,650)	(393,507)	(399,758)
Income tax expense	1,485	228	1,737	(1,387)
Net loss from discontinue operation	¥ (368,156)	$ (56,422)	¥ (391,770)	¥ (401,145)